Subordinated debt securities (Details) SEK in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 SEK	Dec. 31, 2016 SEK	Dec. 31, 2017 USD ($)	Dec. 31, 2017 SEK
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities		SEK 2,266		SEK 2,040
Principal amount		410,001		397,465
Subordinated debt
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities		2,266		2,040
Swap transactions with maturity (in years)	5 years
Subordinated debt | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities		2,266		SEK 2,040
Principal amount | $			$ 250
Interest rate (as a percent)			99.456%	99.456%
Interest expense	SEK 61	62
Accrued interest		9		SEK 8
Subordinated debt | Fixed interest rate | SKR
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)			2.875%	2.875%
Subordinated debt | Fixed interest rate | Foreign currencies
Disclosure of detailed information about borrowings [line items]
Subordinated liabilities		SEK 2,266		SEK 2,040
Interest rate (as a percent)			1.45%	1.45%